Subsequent Events (Details) - USD ($) shares in Millions	1 Months Ended
	Nov. 26, 2019	Oct. 31, 2019	Apr. 16, 2019
Gimi $700 million facility
Subsequent Event [Line Items]
Debt instrument, face amount			$ 700,000,000
Gimi $700 million facility | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount		$ 700,000,000
Proceeds from lines of credit	$ 65,000,000
Debt instrument, term		7 years
Golar Arctic facility | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, term		5 years
Debt instrument, increase (decrease), net		$ 9,100,000
Notes Receivable | Golar LNG Partners | Subsequent Event
Subsequent Event [Line Items]
Receivable with imputed interest, face amount	$ 15,000,000.0
Notes Receivable | Golar LNG Partners | London Interbank Offered Rate (LIBOR) | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate	5.00%
Return Equity Swap | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased during the period	1.5
Derivative, fair value, net	$ 69,500,000
Derivative liability, fair value of collateral	54,700,000
Notional value	$ 14,800,000